UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21401

SYCUAN FUNDS

(Exact name of registrant as specified in charter)

3007 Dehesa Road, San Diego, CA            92019

(Address of principal executive offices)                   (Zip code)

Cody Martinez

Sycuan Funds

3007 Dehesa Road

El Cajon, CA 92019

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 444-4043

Date of fiscal year end: September 30

Date of reporting period: July 1, 2007 – June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: SYCUAN US VALUE FUND
Custodian Name: U.S. BANK

DELL

Ticker:	DELL	Meeting Date:	10/26/2007
CUSIP	24702R101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. APPROVAL OF LONG TERM INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

SH1. EXECUTIVE STOCKOWNERSHIP GUIDELINES				AGAINST	AGAINST	WITH	SHAREHOLDER

SH2. DECLARATION OF DIVIDEND				AGAINST	AGAINST	WITH	SHAREHOLDER

MICROSOFT CORPORATION

Ticker:	MSFT	Meeting Date:	9/7/2007
CUSIP	594918104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1J. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF DELOITTE & TOUCHE AS THE COMPANY'S INDEPENDENT REGISTERED				FOR	FOR	WITH	ISSUER
PUBLIC ACCOUNTING FIRM

3. ADOPTION OF POLICIES ON INTERNET CENSORSHIP				AGAINST	AGAINST	WITH	SHAREHOLDER

4. ESTABLISHMENT OF BOARD COMMITTEE ON HUMAN RIGHTS				AGAINST	AGAINST	WITH	SHAREHOLDER

CISCO SYSTEMS INC.

Ticker:	CSCO	Meeting Date:	11/15/2007
CUSIP	17275R102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1L. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. TO APPROVE THE AMENDMENT AND EXTENSION OF THE 2005 STOCK INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

3. TO APPROVE EXECUTIVE INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

4. RATIFY THE APPOINTMENT OF PRICE WATERHOUSE COOPERS LLP AS THE INDEPENDENT PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTING FIRM

5. ESTABLISHMENT OF BOARD COMMITTEE ON HUMAN RIGHTS				AGAINST	AGAINST	WITH	SHAREHOLDER

6. BOARD ESTABLISH A PAY-FOR-SUPERIOR-PERFORMANCE STANDARD IN THE COMPANIES				AGAINST	AGAINST	WITH	SHAREHOLDER
EXECUTIVE COMPENSATION PLAN

7. POLICY TO ALLOW SHAREHOLDERS TO VOTE ANNUALLY ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

8. REQUEST FOR BOARD TO PUBLISH A REPORT TO SHAREHOLDERS WITHIN SIX MONTHS				AGAINST	AGAINST	WITH	SHAREHOLDER
SUMMARIZING POSSIBLE STEPS THE COMPANY CAN TAKE TO PROTECT HUMAN RIGHTS WITHIN
THE COMPANY

ING GROEP N.V.

Ticker:	ING	Meeting Date:	4/22/2008
CUSIP	456837103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
2C. ANNUAL ACCOUNTS FOR 2007				FOR	FOR	WITH	ISSUER

3B. DIVIDEND FOR 2007				FOR	FOR	WITH	ISSUER

4B. MAX # OF STOCK OPTIONS GRANTED TO THE EXECUTIVE BOARD				FOR	FOR	WITH	ISSUER

7A. DISCHARGE OF EXECUTIVE BOARD IN RESPECT OF THE DUTIES PERFORMED DURING 2007				FOR	FOR	WITH	ISSUER

7B. DISCHARGE OF SUPERVISORY BOARD				FOR	FOR	WITH	ISSUER

8. AUDITOR APPOINTMENT				FOR	FOR	WITH	ISSUER

9-10. APPOINTMENT OF THE BOARD				FOR	FOR	WITH	ISSUER

11. AMENDMENT OF SUPERVISORY BOARD REMUNERATION POLICY				FOR	FOR	WITH	ISSUER

12. AUTHOR. TO ISSUE ORDINARY SHARES WITH OR WITHOUT PREFERENTIAL RIGHTS				FOR	FOR	WITH	ISSUER

13. AUTH. TO ACQUIRE ORDINARY SHARES OR DEP. RECEIPTS IN THE COMPANY'S OWN CAPITAL				FOR	FOR	WITH	ISSUER

14. CANCELLATION OF ORDINARY SHARES WHICH ARE HELD BY THE COMPANY				FOR	FOR	WITH	ISSUER

15B. AUTH. TO ACQUIRE PREFERENCE A SHARES IN COMPANIES OWN CAPITAL				FOR	FOR	WITH	ISSUER

15C. CANCELLATION OF PREFERENCE A SHARES HELD BY THE COMPANY				FOR	FOR	WITH	ISSUER

15D. REDEMPTION AND CANCELLATION OF PREFERENCE A SHARES NOT HELD BY THE COMPANY				FOR	FOR	WITH	ISSUER

15E. AMENDMENT TO ARTICLES OF ASSOCIATION				FOR	FOR	WITH	ISSUER

DELL

Ticker:	DELL	Meeting Date:	7/18/2008
CUSIP	24702R101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
2. RATIFICATION OF INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. APPROVAL OF EXECUTIVE ANNUAL INCENTIVE BONUS PLAN				FOR	FOR	WITH	ISSUER

SH1. REIMBURSEMENT OF PROXY EXPENSES				AGAINST	AGAINST	WITH	SHAREHOLDER

SH2. ADVISORY VOTE ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

THE TRAVELERS COMPANIES, INC.

Ticker:	TRV	Meeting Date:	5/6/2008
CUSIP	89417E109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A.-1M. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS THE INDEPENDENT AUDITOR FOR 2008				FOR	FOR	WITH	ISSUER

ELECTRONIC DATA SYSTEMS CORPORATION

Ticker:	EDS	Meeting Date:	4/15/2008
CUSIP	285661104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1L. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF AUDITORS				FOR	FOR	WITH	ISSUER

3. BOARD OF DIRECTORS PROPOSAL TO REAPPROVE THE 2003 AMENDED RESTATED INCENTIVE				FOR	FOR	WITH	ISSUER
PLAN

4. BOARD OF DIRECTORS PROPOSAL TO AMEND CERT OF INC. TO ALLOW 25% OF SHAREHOLDERS				FOR	FOR	WITH	ISSUER
TO CALL SPECIAL MEETING

5. PROPOSAL REGARDING ADVISORY VOTE ON EXECUTIVE PAY				AGAINST	AGAINST	WITH	SHAREHOLDER

PFIZER INC.

Ticker:	PFE	Meeting Date:	4/24/2008
CUSIP	717081103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A.-1N. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFY KPMG LLP AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. PROPOSAL REGARDING STOCK OPTION				AGAINST	AGAINST	WITH	SHAREHOLDER

4. REQUEST FOR SEPARATION OF CHAIRMAN AND CEO ROLES				AGAINST	AGAINST	WITH	SHAREHOLDER

PROCTOR & GAMBLE

Ticker:	PG	Meeting Date:	10/9/2007
CUSIP	742718109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.07. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

SH1. AWARD NO FUTURE STOCK OPTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

SH2. REPORT ON COMPANY POLICIES AND ACTIVITIES				AGAINST	AGAINST	WITH	SHAREHOLDER

SH3. ANIMAL TESTING				AGAINST	AGAINST	WITH	SHAREHOLDER

WELLPOINT, INC.

Ticker:	WLP	Meeting Date:	5/21/2008
CUSIP	94973V107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.06. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF ERNST & YOUNG AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING				FOR	FOR	WITH	ISSUER
FIRM

3. PROPOSAL CONCERNING AN ADVISORY RESOLUTION ON COMPENSATION OF NAMED EXECUTIVE				AGAINST	AGAINST	WITH	SHAREHOLDER
OFFICERS

TEREX CORPORATION

Ticker:	TX	Meeting Date:	5/15/2008
CUSIP	880779103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.11. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

TIME WARNER INC.

Ticker:	TWX	Meeting Date:	5/16/2008
CUSIP	887317105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1L. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO AMEND THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO				FOR	FOR	WITH	ISSUER
ELIMINATE THE REMAINING SUPER-MAJORITY VOTE REQUIREMENTS

3. PROPOSAL TO APPROVE THE AMENDED AND RESTATED ANNUAL BONUS PLAN FOR EXECUTIVE				FOR	FOR	WITH	ISSUER
OFFICERS

4. RATIFICATION OF AUDITORS				FOR	FOR	WITH	ISSUER

5. PROPOSAL REGARDING SEPARATION OF CHAIRMAN AND CEO ROLES				AGAINST	AGAINST	WITH	SHAREHOLDER

OMNICOM GROUP, INC.

Ticker:	OMC	Meeting Date:	5/16/2008
CUSIP	681919106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.11. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF KPMG AS INDEPENDENT REGISTERED PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTING FIRM

INGERSOLL-RAND COMPANY LTD

Ticker:	IR	Meeting Date:	6/4/2008
CUSIP	G4776G101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.11 DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. APPROVAL OF AMENDED AND RESTATED BY-LAWS				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF INDEPENDENT AUDITORS AND AUTH OF BOARD TO FIX REMUNERATION OF				FOR	FOR	WITH	ISSUER
AUDITORS

4. PROPOSAL TO REQUIRE A SHAREHOLDER VOTE ON AND ADVISORY RESOLUTION WITH RESPECT				AGAINST	AGAINST	WITH	SHAREHOLDER
TO EXECUTIVE COMPENSATION

ASTRAZENECA PLC

Ticker:	AZN	Meeting Date:	4/24/2008
CUSIP	046353108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE COMPANY'S REPORTS AND ACCOUNTS OF THE DIRECTORS AND AUDITOR FOR				FOR	FOR	WITH	ISSUER
THE YEAR ENDED 12/31/2007

2. CONFIRM DIVIDENDS				FOR	FOR	WITH	ISSUER

3. RE-APPOINT KPMG LLP AS INDEP. AUDITOR				FOR	FOR	WITH	ISSUER

4. AUTH. DIRECTORS TO AGREE REMUNERATION OF AUDITORS				FOR	FOR	WITH	ISSUER

6. APPROVE DIR. REMUNERATION REPORT FOR YEAR ENDED 12/31/2007				FOR	FOR	WITH	ISSUER

7. AUTH LIMITED POLITICAL DONATIONS				FOR	FOR	WITH	ISSUER

8. AMEND ARTICLES-DIRECTORS FEES				FOR	FOR	WITH	ISSUER

9. AUTH. DIR. TO ALLOT UNISSUED SHARES				FOR	FOR	WITH	ISSUER

10. AUTH DIR. TO DISAPPLY PRE-EMPTION RIGHTS				FOR	FOR	WITH	ISSUER

11. AUTH. THE COMPANY TO PURCHASE ITS OWN SHARES				FOR	FOR	WITH	ISSUER

12. AMEND ARTICLES - CONFLICTS OF INTEREST				FOR	FOR	WITH	ISSUER

WHIRLPOOL CORPORATION

Ticker:	WHR	Meeting Date:	4/15/2008
CUSIP	963320106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1D. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO ELECT EACH DIRECTOR ANNUALLY				AGAINST	AGAINST	WITH	SHAREHOLDER

3. PROPOSAL TO ELIMINATE SUPERMAJORITY STOCKHOLDER VOTE REQUIREMENTS				AGAINST	AGAINST	WITH	SHAREHOLDER

JOHNSON & JOHNSON

Ticker:	JNJ	Meeting Date:	4/24/2008
CUSIP	478160104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.12. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS AS AUDITOR				FOR	FOR	WITH	ISSUER

3. ADVISORY VOTE ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

NOVARTIS AG

Ticker:	NVS	Meeting Date:	2/26/2008
CUSIP	66987V109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF ANNUAL REPORT, REMUNERATION REPORT, AND FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

2. DISCHARGE FORM THE LIABILITY OF THE MEMBERS OF THE BOARD OF DIRECTORS AND				FOR	FOR	WITH	ISSUER
EXECUTIVE COMMITTEE

3. APPROPRIATION OF AVAILABLE EARNINGS OF NOVARTIS AS PER BALANCE SHEET AND				FOR	FOR	WITH	ISSUER
DECLARATION OF DIVIDEND

4. REDUCTION OF SHARE CAPITAL				FOR	FOR	WITH	ISSUER

5. FURTHER SHARE REPURCHASE PROGRAM				FOR	FOR	WITH	ISSUER

6A-B. AMENDMENT TO ARTICLES				FOR	FOR	WITH	ISSUER

7.A-B. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

8.APPOINTMENT OF AUDITORS				FOR	FOR	WITH	ISSUER

9. ADDITIONAL OR COUNTER PROPOSALS AT THE MEETING				FOR	FOR	WITH	ISSUER

INTEL CORPORATION

Ticker:	INTC	Meeting Date:	5/21/2008
CUSIP	458140100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1K. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF ERNST & YOUNG AS AUDITOR				FOR	FOR	WITH	ISSUER

3. AMEND BYLAWS TO ESTABLISH A BOARD COMMITTEE ON SUSTAINABILITY				AGAINST	AGAINST	WITH	SHAREHOLDER

AMGEN INC.

Ticker:	AMGN	Meeting Date:	5/7/2008
CUSIP	31162100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1K. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF SELECTION OF ERNST & YOUNG AS AUDITOR				FOR	FOR	WITH	ISSUER

3A. SIMPLE MAJORITY VOTE				AGAINST	AGAINST	WITH	SHAREHOLDER

3B. ANIMAL WELFARE				AGAINST	AGAINST	WITH	SHAREHOLDER

AMERICAN INTERNATIONAL GROUP, INC.

Ticker:	AIG	Meeting Date:	3/28/2008
CUSIP	26874107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1M. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS AS AUDITOR				FOR	FOR	WITH	ISSUER

3. PROPOSAL RELATING TO HUMAN RIGHT OT WATER				AGAINST	AGAINST	WITH	SHAREHOLDER

4. PROPOSAL RELATING TO REPORTING OF POLITICAL CONTRIBUTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

TAIWAN SEMICONDUCTOR MFG. CO.

Ticker:	TSM	Meeting Date:	6/13/2008
CUSIP	874039100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF ANNUAL REPORT AND FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

2. APPROVE PROPOSAL FOR DISTRIBUTION OF 2007 PROFITS				FOR	FOR	WITH	ISSUER

3. APPROVE THE CAPITALIZATION OF 2007 DIVIDENDS, 2007 EMPLOYEE PROFIT SHARING AND				FOR	FOR	WITH	ISSUER
CAPITAL SURPLUS

HSBC HOLDINGS PLC

Ticker:	HBC	Meeting Date:	5/30/2008
CUSIP	404280406

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RECEIVE REPORT AND ACCOUNTS FOR 2007				FOR	FOR	WITH	ISSUER

2. APPROVE DIRECTORS REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

3A-L. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

4. REAPPOINT AUDITOR				FOR	FOR	WITH	ISSUER

5. AUTH. DIRECTORS TO ALLOT SHARES				FOR	FOR	WITH	ISSUER

6. TO DISAPPLY PRE-EMPTION RIGHTS				FOR	FOR	WITH	ISSUER

7. AUTH. COMPANY TO PURCHASE ITS OWN ORDINARY SHARES				FOR	FOR	WITH	ISSUER

8. ALTER ARTICLES				FOR	FOR	WITH	ISSUER

9. ALTER ARTICLES WITH EFFECT OCT. 2008				FOR	FOR	WITH	ISSUER

10. AMEND RULES OF HSBC SHARE PLAN				FOR	FOR	WITH	ISSUER

SANOFI-AVENTIS

Ticker:	SNY	Meeting Date:	5/14/2008
CUSIP	80105N105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF THE INDIVIDUAL COMPANY FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

2. APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

3. APPROPRIATION OF PROFITS				FOR	FOR	WITH	ISSUER

4-7. NON REAPPOINTMENT OF DIRECTORS				FOR	FOR	WITH	ISSUER

8-16. REAPPOINTMENT OF DIRECTORS				FOR	FOR	WITH	ISSUER

17-18. APPROVAL OF TRANSACTIONS COVERED BY STATUTORY AUDITORS SPECIAL REPORT				FOR	FOR	WITH	ISSUER

19. AUTH. TO THE DIRECTORS TO CARRY OUT TRANSACTIONS IN SHARES ISSUED BY THE COMPANY				FOR	FOR	WITH	ISSUER

20. POWERS FOR FORMALITIES				FOR	FOR	WITH	ISSUER

CEMEX S.A.B.

Ticker:	CX	Meeting Date:	4/24/2008
CUSIP	151290889

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. PRESENTATION OF THE REPORT FOR YEAR ENDED 12/31/2007 BY CEO; FINANCIAL				FOR	FOR	WITH	ISSUER
STATEMENTS ETC.

2. PROPOSAL FOR ALLOCATION OF PROFITS AND MAX AMOUNT OF PROFITS TO BE USED TO				FOR	FOR	WITH	ISSUER
PURCHASE COMPANY SHARES

3. INCREASE CAPITAL STOCK OF THE COMPANY IN ITS VARIABLE PORTION THROUGH CAPITALIZA-				FOR	FOR	WITH	ISSUER
TION OF RETAINED EARNINGS

4. APPOINTMENT OF DIRECTORS				FOR	FOR	WITH	ISSUER

5. COMPENSATION OF DIRECTORS				FOR	FOR	WITH	ISSUER

6. APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS ADOPTED AT THE MEETING				FOR	FOR	WITH	ISSUER

THE DOW CHEMICAL COMPANY

Ticker:	DOW	Meeting Date:	5/15/2008
CUSIP	260543103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.12. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF INDEP. REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

3. PROPOSAL ON CHEMICALS WITH LINKS TO RESPIRATORY PROBLEMS				AGAINST	AGAINST	WITH	SHAREHOLDER

4. PROPOSAL ON ENVIRONMENTAL REMEDIATION IN THE MIDLAND AREA				AGAINST	AGAINST	WITH	SHAREHOLDER

5. PROPOSAL ON GENETICALLY ENGINEERED SEED				AGAINST	AGAINST	WITH	SHAREHOLDER

6. PROPOSAL ON COMPENSATION PLAN				AGAINST	AGAINST	WITH	SHAREHOLDER

ILLINOIS TOOL WORKS INC.

Ticker:	ITW	Meeting Date:	5/2/2008
CUSIP	452308109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1J. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. REAPPROVAL OF THE PERFORMANCE FACTORS AND AWARD LIMIT UNDER THE EXECUTIVE				FOR	FOR	WITH	ISSUER
INCENTIVE PLAN

3. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTANTS FOR 2008

BANK OF AMERICA CORPORATION

Ticker:	BAC	Meeting Date:	4/23/2008
CUSIP	60505104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1.P. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF INDEP. REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

3. STOCK OPTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

4. ADVISORY VOTE ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

5. DETERMINATION OF CEO COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

6. CUMULATIVE VOTING				AGAINST	AGAINST	WITH	SHAREHOLDER

7. INDEPENDENT BOARD CHAIRMAN				AGAINST	AGAINST	WITH	SHAREHOLDER

8. SPECIAL SHAREHOLDER MEETINGS				AGAINST	AGAINST	WITH	SHAREHOLDER

9. EQUATOR PRINCIPLES				AGAINST	AGAINST	WITH	SHAREHOLDER

10. HUMAN RIGHTS				AGAINST	AGAINST	WITH	SHAREHOLDER

3M COMPANY

Ticker:	MMM	Meeting Date:	5/13/2008
CUSIP	88579Y101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.10. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS 3M'S INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM.

3. TO APPROVE THE LONG-TERM INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

CITIGROUP

Ticker:	C	Meeting Date:	4/22/2008
CUSIP	172967101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A.-1N. ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

2. SELECTION OF KPMG AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. REQUESTING REPORT ON PRIOR GOVERNMENTAL SERVICE OF CERTAIN INDIVIDUALS				AGAINST	AGAINST	WITH	SHAREHOLDER

4. REPORT ON POLITICAL CONTRIBUTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

5. REQUEST FOR EXECUTIVE COMPENSATION BE LIMITED				AGAINST	AGAINST	WITH	SHAREHOLDER

6. TWO CANDIDATES BE NOMINATED FOR EACH BOARD POSITION				AGAINST	AGAINST	WITH	SHAREHOLDER

7. REPORT ON THE EQUATOR PRINCIPLES				AGAINST	AGAINST	WITH	SHAREHOLDER

8. ADOPTION OF CERTAIN EMPLOYMENT PRINCIPLES FOR EXECUTIVE OFFICERS				AGAINST	AGAINST	WITH	SHAREHOLDER

9. REQUEST TO AMEND GHG EMISSIONS POLICIES				AGAINST	AGAINST	WITH	SHAREHOLDER

10. REPORT ON INVESTMENT POLICIES ADDRESSING HUMAN RIGHTS				AGAINST	AGAINST	WITH	SHAREHOLDER

11. REQUEST FOR INDEPENDENT BOARD CHAIRMAN				AGAINST	AGAINST	WITH	SHAREHOLDER

12. REQUEST ADVISORY VOTE TO RATIFY EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SYCUAN FUNDS

By: /s/ Cody Martinez

       Cody Martinez, President

Date:           8/25/08